Long-Term Debt - Term Bank Loans (Details)			1 Months Ended		5 Months Ended			6 Months Ended	11 Months Ended	12 Months Ended
	Jan. 02, 2020 USD ($)	Jan. 10, 2019 USD ($)	Jan. 30, 2019 USD ($)	Jan. 28, 2019 USD ($)	Jun. 13, 2019 USD ($)	Jun. 03, 2019 USD ($)	May 31, 2019 USD ($)	Jun. 17, 2019 USD ($)	Dec. 06, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 28, 2018 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Term loan balances outstanding										$ 1,544,551,000		$ 1,544,622,000
Prepaid amount										$ 400,294,000
All Company's term bank loans
Debt Instrument [Line Items]
Debt periodic payment										semi-annual
Variable rate basis										LIBOR
Debt Instrument Maturity Date, Start										Jul. 31, 2020
Debt Instrument Maturity Date, End										May 31, 2030
Minimum | All Company's term bank loans
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										3.45%
Maximum | All Company's term bank loans
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										5.13%
LNG carrier Neo Energy
Debt Instrument [Line Items]
Duration of term bank loan											5 years
Debt instrument face amount											$ 62,500,000
Number of repayment installments											10
Debt periodic payment										semi-annual
Debt periodic payment amount											$ 3,000,000
Debt balloon payment											$ 32,500,000
Amount drawn down		$ 62,500,000
Repayment of vessels assumed debt		$ 62,500,000
Spyros K and Dimitris P Suezmax tankers, Uraga Princess Aframax tanker and Salamina Panamax tanker
Debt Instrument [Line Items]
Duration of term bank loan				6 years
Debt instrument face amount				$ 88,150,000
Number of repayment installments				12
Debt periodic payment										semi-annual
Debt periodic payment amount				$ 5,200,000
Debt balloon payment				$ 25,750,000
Amount drawn down			$ 88,150,000
Salamina Panamax Tanker
Debt Instrument [Line Items]
Prepaid amount								$ 14,272,000
Maya, Inca, Selini and Salamina Panamax tankers
Debt Instrument [Line Items]
Duration of term bank loan							5 years
Debt instrument face amount							$ 38,250,000
Number of repayment installments							10
Debt periodic payment										semi-annual
Debt periodic payment amount							$ 3,187,000
Debt balloon payment							6,375,000
Amount drawn down					$ 12,750,000		25,500,000
Maya and Inca
Debt Instrument [Line Items]
Repayment of old loan							$ 9,062,000
Selini
Debt Instrument [Line Items]
Repayment of old loan						$ 16,575,000
Mediterranean Voyager and Caribbean Voyager
Debt Instrument [Line Items]
Duration of term bank loan									8 years
Debt instrument face amount									$ 82,752,000
Number of repayment installments									16
Debt periodic payment										semi-annual
Debt periodic payment amount									$ 1,149.30
Debt balloon payment									$ 22,987,000
Amount drawn down										$ 56,892,000
Mediterranean Voyager and Caribbean Voyager | Subsequent Event
Debt Instrument [Line Items]
Amount drawn down	$ 25,860,000